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                                 March 14, 1996


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  The Commerce Funds
          (1933 Act Registration No. 33-80966)
          (1940 Act Registration No. 811-8598)
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Ladies and Gentlemen:

          On behalf of The Commerce Funds (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from those prospectuses and statements of additional information contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 2"), which was filed on March 1, 1996; and (ii) the text of Post-Effective Amendment No. 2 has been filed electronically:

          1) Prospectus dated March 1, 1996 for the Short-Term Government Fund, Bond Fund, Balanced Fund, Growth Fund, Aggressive Growth Fund and International Equity Fund;

          2) Prospectus dated March 1, 1996 for the National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund; and

          3) Statement of Additional Information dated March 1, 1996 for the Short-Term Government Fund, Bond Fund, Balanced Fund, Growth Fund, Aggressive Growth Fund, International Equity Fund, National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund.
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          If you have any questions or comments regarding this filing, do not hesitate to contact the undersigned at (215) 988-2964.

                                    Very truly yours,


                                    /s/ Mark H. Nicholas
                                    --------------------
                                    Mark H. Nicholas


cc:  W. Bruce McConnel, III, Esq.
       Mary Jo Reilly, Esq.